Note 17 - Financial Instruments (Details) - Reconciliation of Level 3 Fair Value Measurements (USD $)	12 Months Ended
	Nov. 30, 2014		Nov. 30, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	$ 6,166,972		$ 1,960,893
Total gains or losses:
- in net loss(b)			3,889,683	[1]
- translation adjustment			(473,523)
Additions			956,008
Exercise			(166,089)
Closing balance			6,166,972
Transfer out from level 3(a)	(6,166,972)	[2]
Conversion Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	728,950
Total gains or losses:
- in net loss(b)			533,149	[1]
- translation adjustment			(24,299)
Additions			220,100
Closing balance			728,950
Transfer out from level 3(a)	(728,950)	[2]
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	5,438,022		1,960,893
Total gains or losses:
- in net loss(b)			3,356,534	[1]
- translation adjustment			(449,224)
Additions			735,908
Exercise			(166,089)
Closing balance			5,438,022
Transfer out from level 3(a)	$ (5,438,022)	[2]

[1]	The total net loss related to the conversion option and warrant liability has been recorded under fair value adjustment derivative liabilities on the consolidated statements of operations and comprehensive loss.
[2]	As discussed in Note 7 and 14, the conversion option value of $728,950 and the warrant value of $5,438,022 at December 1, 2013 were reclassified to additional paid-in capital due to the change in functional currency.